MML SERIES INVESTMENT FUND II
MML Dynamic Bond Fund
Supplement dated May 1, 2024 to the
Prospectus dated May 1, 2024 and the
Summary Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
The information for John L. Bellows found under the heading Portfolio Manager(s) in the section titled Management (on page 17 of the Prospectus) as well as under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 123 of the Prospectus, is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8063-24-01
DB-24-01

MML SERIES INVESTMENT FUND II
MML Dynamic Bond Fund
Supplement dated May 1, 2024 to the
Statement of Additional Information dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
The information for John L. Bellows found on page B-140 in the section titled Appendix C — Additional Portfolio Manager Information is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L8063-24-01